Debt (Details) (USD $)	12 Months Ended						0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Aug. 01, 2012 AWP	Sep. 30, 2013 Apollo Notes	Mar. 31, 2013 Apollo Notes	Sep. 30, 2013 Karlsson Group	Apr. 15, 2013 Karlsson Group Senior secured promissory note	Aug. 01, 2012 Karlsson Group Senior secured promissory note item	Nov. 30, 2012 Karlsson Group Senior secured promissory note	Sep. 30, 2013 Karlsson Group Senior secured promissory note	Mar. 31, 2013 Karlsson Group Senior secured promissory note	May 30, 2012 Karlsson Group Senior secured promissory note	Aug. 01, 2012 Karlsson Group Senior secured promissory note March 30, 2013 Installment Due	Aug. 01, 2012 Karlsson Group Senior secured promissory note July 31, 2013 Installment Due	Sep. 30, 2013 Karlsson Group Senior secured promissory note AWP	Mar. 31, 2013 Karlsson Group Senior secured promissory note AWP	Mar. 31, 2013 Karlsson Group Senior secured promissory note Old Prospect Global	Mar. 07, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes item	Mar. 31, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes	Sep. 30, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes
Debt
Total debt	$ 128,258,000	$ 141,851,000		$ 6,750,000	$ 6,750,000	$ 152,600,000				$ 117,472,000	$ 115,282,000									$ 7,200,000
Tax gross-up	6,226,000	1,164,000															6,200,000
Less: current portion	(128,258,000)	(1,164,000)
Face value								125,000,000				125,000,000
Interest rate (as a percent)							9.00%	9.00%												11.00%
Principal payments made									9,700,000
Principal payments payable expressed as percentage of net proceeds	40.00%						40.00%		40.00%										33.00%
Number of installments in which principal amount is payable								2
Periodic principal payment (in dollars)													40,300,000	75,000,000
Period for mandatory pre-payment of debt										5 days	5 days
Minimum ownership percentage to avoid pre-payment			50.00%												50.00%	50.00%
Note payable including tax gross-up, accrued interest and the remaining unpaid principal balance											128,700,000
Prepayment Option
Amount of principal to be paid for satisfaction of balance of debt on or before December 15, 2012								100,000,000
Estimated fair value of Prepayment Option								1,900,000			0
Change in fair value of the Prepayment Option											1,900,000
Payment of notes payable in cash																		800,000
Number of promissory notes issued																		2
Payment of debt instrument																		6,800,000
Apollo reimbursement expense																		$ 2,200,000
Interest rate (as a percent)																			11.00%